Summary of Significant Accounting Policies - Antidilutive Shares (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities
Anti-dilutive shares	7,604,736	6,595,128
Unvested restricted incentive shares and units
Antidilutive Securities
Anti-dilutive shares	1,105,300	663,917
Share options
Antidilutive Securities
Anti-dilutive shares	6,499,436	5,931,211